U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


1.   Name and address of issuer:

          Rochester Fund Municipals
          350 Linden Oaks
          Rochester, New York 14625

2. Name of each series or class of funds for which this notice is filed:

          Rochester Fund Municipals

3.   Investment Company Act File Number: 811-3614

     Securities Act File Number:  33-3692

4.   Last day of fiscal year for which this notice is filed:
     12/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                       /  /

6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see instruction a.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

          16,778,524          $301,832,456

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

          16,778,524          $301,832,456

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          3,857,323           $67,511,771

12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year in reliance on
           rule 24f-2 (from Item 10):               $301,832,456
                                                    ------------
     (ii)  Aggregate price of shares issued in
           connection with dividend reinvestment
           plans (from Item 11, if applicable):     +$67,511,771
                                                    ------------
     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year
           (if applicable):                         -$218,931,015
                                                    ------------
     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as
           a reduction to filing fees pursuant to
           rule 24e-2 (if applicable):              +  -0-
                                                    ------------
     (v)   Net aggregate price of securities sold
           and issued during the fiscal year in
           reliance on rule 24f-2 (line (i), plus
           line (ii), less line (iii), plus line
           (iv)) (if applicable):                   $150,413,212
                                                    ------------
     (vi)  Multiplier prescribed by Section 6(b)
           of the Securities Act of 1933 or other
           applicable law or regulation (see
           Instruction C.6):                        x 1/2900
                                                    ------------
     (vii) Fee due (line (i) or line (v) multiplied
           by line (vi)):                           $51,867
                                                    ------------

Instruction: Issuers should complete line (ii), (iii), (iv), and
             (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
             Instructions C.3.

13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
     Commission's Rule of Informal and Other Procedures (17 CFR
     202.3a).                                                           /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

             February 27, 1996; Fed Wire #539


                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                      Rochester Fund Municipals



                      By: /s/ Andrew J. Donohue
                          ------------------------------------
                          Andrew J. Donohue, Secretary

Date: 2/27/96


cc:  Dee Anne Sjogren,
       Kirkpatrick & Lockhart LLP
     Robert Bishop
     Gloria LaFond


sec\365.24f

                        KIRKPATRICK & LOCKHART LLP
                      1800 Massachusetts Avenue, N.W.
                       Washington, D.C.  20036-1800




                             February 22, 1996


Rochester Fund Municipals
350 Linden Oaks
Rochester, New York  14625

                      Re:   Rule 24f-2 Notice

Ladies and Gentlemen:

     Rochester Fund Municipals (the "Trust") is a trust organized under the laws of the Commonwealth of Massachusetts. We understand that the Trust is about to file a Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, ("1940 Act") for the purpose of making definite the number of shares which it has registered under the Securities Act of 1933, as amended ("1933 Act"), and which it sold during its fiscal year ended December 31, 1995.

     We have, as counsel, participated in various business and other matters relating to the Trust. We have examined copies, either certified or otherwise proved to be genuine, of its Declaration of Trust and By-Laws, as now in effect, and certain other documents and certificates of officers and representatives of the Trust relating to its organization and operation, and we generally are familiar with its business affairs. Based on the foregoing, it is our opinion that the shares of beneficial interest sold by the Trust during the fiscal year ended December 31, 1995, the registration of which will be made definite by the filing of a Rule 24f-2 Notice, were legally issued, fully paid and nonassessable.

     We express no opinion as to compliance with the 1933 Act, the 1940 Act, or applicable state securities laws in connection with the sale of the Trust's shares.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Amended and Restated Declaration of Trust states that creditors of, contractors with and claimants against the Trust shall look only to the assets of the Trust for payment. It also requires that notice of such disclaimer be given in each contract or instrument made or issued by the officers or the Trustees of the Trust on behalf of the Trust. The Declaration of Trust further provides: (i) for indemnification from Trust assets for all loss and expense of any shareholder held personally liable for the obligations of the Trust by virtue of ownership of Shares of the Trust; and (ii) for the Trust to assume the defense of any claim against the shareholder for any act or obligation of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.

     We hereby consent to this opinion accompanying the Rule 24f-2 Notice which you are about to file with the Securities and Exchange Commission. We also consent to the reference to our firm in the prospectus filed as part of the Trust's registration statement.

                              Very truly yours,

                              KIRKPATRICK & LOCKHART LLP



                              By /s/ Robert J. Zutz
                                 --------------------------
                                 Robert J. Zutz